Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (48)	€ (79)
Additions charged to earnings	(7)	(6)
Unused amounts reversed through the income statement	4	4
Used during the year	10	31
Net exchange differences		2
Ending balance	€ (41)	€ (48)